FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities [Abstract]
Net exposure	$ (23,866)	$ 22,623
Floating Interest Rate [Member]
Financial Liabilities [Abstract]
Weighted average interest rate on cash and cash equivalents	1.70%	1.60%
Weighted average interest rate on floating rate loans and borrowings	13.00%	0.00%
Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	$ 12,038	$ 22,623
Interest-Bearing loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ (35,904)	$ 0